Investment Securities (Impairments) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Pre-tax, Other-Than-Temporary Impairments on Investment Securities
Total pre tax, OTTI recognized	$ 16	$ 3
Less: pre-tax, OTTI recognized in AOCI	0	0
Pre-tax, OTTI recognized in earnings	16	$ 3
Other Than Temporary Impairment Related To Equity Securities	$ 7